Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000006838 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006838 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006838 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006838 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006838 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006838 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006838 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006838 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006838 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006838 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006838 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006838 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006838 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000006838 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006843 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006843 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006843 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006843 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006843 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006843 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006843 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006843 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006843 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006843 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006843 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006843 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006843 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000006843 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006843 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006844 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006844 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006844 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006844 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006844 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006844 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006844 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006844 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006844 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006844 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006844 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006844 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006844 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000006844 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006845 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006845 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006845 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006845 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006845 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006845 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006845 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006845 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006845 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006845 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006845 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006845 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006845 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000006845 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006845 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006847 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006847 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006847 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006847 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006847 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006847 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006847 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006847 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006847 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006847 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006847 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006847 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006847 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000006847 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006847 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006849 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006849 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006849 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006849 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006849 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006849 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006849 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006849 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006849 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006849 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006849 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006849 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006849 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000006849 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006849 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006850 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006850 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006850 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006850 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006850 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006850 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006850 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006850 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006850 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006850 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006850 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006850 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006850 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000006850 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006850 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006839 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006839 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006839 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006839 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006839 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006839 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006839 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006839 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006839 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006839 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006839 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006839 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000006839 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000006839 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006839 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231058 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000231058 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000231058 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000231058 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000231058 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000231058 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000231058 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231058 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000231058 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231058 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231058 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231058 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000231058 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000231058 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231058 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006851 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006851 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006851 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006851 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006851 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006851 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006851 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006851 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006851 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006851 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006851 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006851 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006851 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006851 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006851 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006851 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006851 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006851 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006851 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006851 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006851 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000006851 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006851 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006851 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006851 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006856 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006856 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006856 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006856 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006856 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006856 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006856 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006856 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006856 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006856 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006856 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006856 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006856 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006856 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006856 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006856 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006856 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006856 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006856 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006856 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006856 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006856 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006856 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006856 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000006856 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006856 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006856 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006856 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006857 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006857 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006857 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006857 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006857 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006857 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006857 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006857 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006857 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006857 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006857 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006857 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006857 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006857 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006857 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006857 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006857 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006857 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006857 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006857 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006857 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006857 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006857 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006857 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000006857 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006857 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006857 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006857 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006858 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006858 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006858 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006858 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006858 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006858 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006858 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006858 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006858 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006858 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006858 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006858 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006858 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006858 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006858 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006858 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006858 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006858 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006858 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006858 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006858 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006858 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006858 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006858 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000006858 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006858 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006858 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006858 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006860 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006860 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006860 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006860 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006860 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006860 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006860 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006860 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006860 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006860 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006860 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006860 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006860 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006860 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006860 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006860 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006860 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006860 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006860 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006860 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006860 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006860 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006860 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006860 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000006860 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006860 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006860 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006860 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006862 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006862 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006862 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006862 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006862 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006862 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006862 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006862 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006862 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006862 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006862 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006862 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006862 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006862 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006862 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006862 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006862 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006862 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006862 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006862 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006862 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006862 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006862 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006862 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000006862 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006862 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006862 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006862 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006863 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006863 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006863 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006863 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006863 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006863 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006863 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006863 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006863 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006863 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006863 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006863 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006863 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006863 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006863 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006863 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006863 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006863 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006863 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006863 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006863 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006863 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006863 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006863 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000006863 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006863 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006863 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006863 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006852 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006852 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006852 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006852 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006852 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006852 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006852 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006852 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006852 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006852 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006852 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006852 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006852 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006852 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006852 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006852 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006852 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006852 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006852 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006852 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006852 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006852 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006852 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006852 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000006852 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000006852 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006852 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006852 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000231059 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000231059 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000231059 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000231059 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000231059 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000231059 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231059 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231059 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231059 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231059 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231059 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231059 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231059 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000231059 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231059 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231059 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231059 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000231059 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000231059 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000231059 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231059 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231059 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231059 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231059 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
C000231059 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000231059 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000231059 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231059 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000006887 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006887 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006887 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006887 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006887 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006887 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006887 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006887 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006887 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006887 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006887 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006887 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006887 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006887 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000006887 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006887 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006887 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006892 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006892 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006892 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006892 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006892 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006892 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006892 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006892 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006892 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006892 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006892 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006892 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006892 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006892 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000006892 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006892 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006892 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006893 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006893 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006893 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006893 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006893 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006893 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006893 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006893 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006893 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006893 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006893 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006893 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006893 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006893 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000006893 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006893 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006893 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006894 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006894 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006894 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006894 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006894 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006894 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006894 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006894 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006894 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006894 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006894 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006894 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006894 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006894 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000006894 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006894 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006894 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006896 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006896 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006896 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006896 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006896 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006896 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006896 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006896 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006896 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006896 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006896 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006896 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006896 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006896 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000006896 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006896 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006896 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006898 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006898 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006898 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006898 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006898 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006898 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006898 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006898 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006898 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006898 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006898 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006898 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006898 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006898 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000006898 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006898 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006898 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006899 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006899 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006899 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006899 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006899 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006899 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006899 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006899 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006899 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006899 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006899 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006899 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006899 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006899 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000006899 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006899 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006899 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006888 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000006888 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006888 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006888 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006888 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006888 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006888 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006888 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006888 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006888 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006888 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006888 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006888 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006888 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000006888 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006888 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006888 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000231060 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000231060 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000231060 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000231060 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000231060 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231060 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231060 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231060 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231060 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000231060 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000231060 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231060 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000231060 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231060 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000231060 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000231060 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231060 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
C000006904 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006904 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006904 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006904 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006904 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006904 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006904 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006904 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006904 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006904 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006904 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006904 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.10%
C000006904 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006904 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006904 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006904 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006904 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006904 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006904 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006904 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006904 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006904 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000006905 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006905 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006905 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006905 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006905 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006905 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006905 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006905 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006905 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006905 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006905 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006905 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.10%
C000006905 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006905 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006905 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006905 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006905 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006905 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006905 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006905 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006905 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006905 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000006906 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006906 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006906 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006906 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006906 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006906 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006906 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006906 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006906 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006906 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006906 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006906 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.10%
C000006906 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006906 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006906 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006906 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006906 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006906 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006906 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006906 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006906 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006906 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000006907 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006907 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006907 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006907 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006907 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006907 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006907 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006907 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006907 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006907 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006907 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000006907 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.10%
C000006907 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006907 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006907 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006907 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006907 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006907 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006907 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006907 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006907 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006907 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000071424 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071424 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000071424 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000071424 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071424 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071424 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071424 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071424 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071424 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071424 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071424 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000071424 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.10%
C000071424 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.00%
C000071424 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000071424 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.70%
C000071424 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071424 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071424 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071424 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071424 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000071424 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000071425 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071425 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000071425 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000071425 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071425 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071425 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071425 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071425 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071425 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071425 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071425 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000071425 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.10%
C000071425 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.00%
C000071425 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000071425 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.70%
C000071425 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071425 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071425 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071425 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071425 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071425 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000071425 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000071426 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071426 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000071426 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000071426 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071426 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071426 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071426 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071426 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071426 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071426 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071426 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000071426 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.10%
C000071426 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.00%
C000071426 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000071426 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.70%
C000071426 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071426 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071426 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071426 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071426 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071426 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000071426 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000071427 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071427 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000071427 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000071427 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071427 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071427 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071427 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071427 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071427 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071427 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071427 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000071427 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.10%
C000071427 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.00%
C000071427 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000071427 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.70%
C000071427 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071427 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071427 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071427 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071427 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071427 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000071427 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000071428 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071428 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000071428 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000071428 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071428 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071428 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071428 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071428 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071428 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071428 [Member] | Kotak Mahindra Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000071428 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000071428 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.10%
C000071428 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.00%
C000071428 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	14.50%
C000071428 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.70%
C000071428 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071428 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071428 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000071428 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071428 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071428 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000071428 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000006911 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006911 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006911 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006911 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006911 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006911 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006911 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006911 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006911 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006911 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006911 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006911 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006911 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006911 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006911 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006911 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006916 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006916 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006916 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006916 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006916 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006916 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006916 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006916 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006916 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006916 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006916 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006916 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006916 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006916 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006916 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006916 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006917 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006917 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006917 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006917 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006917 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006917 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006917 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006917 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006917 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006917 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006917 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006917 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006917 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006917 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006917 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006917 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006918 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006918 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006918 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006918 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006918 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006918 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006918 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006918 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006918 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006918 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006918 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006918 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006918 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006918 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006918 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006918 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006920 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006920 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006920 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006920 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006920 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006920 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006920 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006920 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006920 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006920 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006920 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006920 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006920 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006920 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006920 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006920 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006922 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006922 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006922 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006922 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006922 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006922 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006922 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006922 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006922 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006922 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006922 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006922 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006922 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006922 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006922 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006922 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006923 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006923 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006923 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006923 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006923 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006923 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006923 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006923 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006923 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006923 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006923 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006923 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006923 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006923 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006923 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006923 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006912 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006912 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006912 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006912 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006912 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006912 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006912 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006912 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006912 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006912 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006912 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006912 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006912 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000006912 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000006912 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006912 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000231061 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231061 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000231061 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000231061 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000231061 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000231061 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000231061 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231061 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231061 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000231061 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231061 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231061 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000231061 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000231061 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000231061 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000231061 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006924 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006924 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006924 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006924 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006924 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006924 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006924 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006924 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006924 [Member] | International Stock Funds Target Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006924 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006929 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006929 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006929 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006929 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006929 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006929 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006929 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006929 [Member] | International Stock Funds Target Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006929 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006930 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006930 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006930 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006930 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006930 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006930 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006930 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006930 [Member] | International Stock Funds Target Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006930 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006931 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006931 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006931 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006931 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006931 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006931 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006931 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006931 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006931 [Member] | International Stock Funds Target Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006931 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006933 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006933 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006933 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006933 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006933 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006933 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006933 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006933 [Member] | International Stock Funds Target Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006933 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006935 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006935 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006935 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006935 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006935 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006935 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006935 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006935 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006935 [Member] | International Stock Funds Target Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006935 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006936 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006936 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006936 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006936 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006936 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006936 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006936 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006936 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006936 [Member] | International Stock Funds Target Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006936 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006925 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006925 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006925 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006925 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000006925 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006925 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006925 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006925 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006925 [Member] | International Stock Funds Target Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006925 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000195683 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000195683 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000195683 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000195683 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000195683 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000195683 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000195683 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195683 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195683 [Member] | International Stock Funds Target Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000195683 [Member] | International Stock Funds Actual Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006937 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006937 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006937 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006937 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006937 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006937 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006937 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006937 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006937 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006937 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006937 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000006937 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006937 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006937 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006937 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006937 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006937 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006937 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006937 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006937 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006937 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006938 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006938 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006938 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006938 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006938 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006938 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006938 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006938 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006938 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006938 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006938 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000006938 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006938 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006938 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006938 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006938 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006938 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006938 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006938 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006938 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006938 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006938 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006939 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006939 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006939 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006939 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006939 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006939 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006939 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006939 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006939 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006939 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006939 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000006939 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006939 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006939 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006939 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006939 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006939 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006939 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006939 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006939 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006939 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006940 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006940 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006940 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006940 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006940 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000006940 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006940 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006940 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006940 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006940 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006940 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000006940 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006940 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006940 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006940 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.40%
C000006940 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000006940 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006940 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006940 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071431 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071431 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071431 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071431 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071431 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071431 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071431 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071431 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071431 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071431 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071431 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000071431 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071431 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000071431 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.40%
C000071431 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.40%
C000071431 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071431 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000071431 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071431 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071431 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000071431 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071431 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071432 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071432 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071432 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071432 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071432 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071432 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071432 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071432 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071432 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071432 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071432 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000071432 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071432 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000071432 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.40%
C000071432 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.40%
C000071432 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071432 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000071432 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071432 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071432 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000071432 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071432 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071433 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071433 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071433 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071433 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071433 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071433 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071433 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071433 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071433 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071433 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071433 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000071433 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071433 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000071433 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.40%
C000071433 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.40%
C000071433 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071433 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000071433 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071433 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071433 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000071433 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071433 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000071430 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000071430 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000071430 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071430 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000071430 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000071430 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071430 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071430 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071430 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071430 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071430 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000071430 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000071430 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000071430 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.40%
C000071430 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.40%
C000071430 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000071430 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000071430 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000071430 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071430 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000071430 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000071430 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000034484 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000034484 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000034484 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034484 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000034484 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000034484 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034484 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034484 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034484 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034484 [Member] | Heineken N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034484 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
C000034484 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.40%
C000034484 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.90%
C000034484 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.40%
C000034484 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.40%
C000034484 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.50%
C000034484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000034484 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000034484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.20%
C000034484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000034484 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000034484 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000006941 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006941 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006941 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006941 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006941 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006941 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006941 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006941 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006941 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006941 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006941 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006941 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006941 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006941 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006941 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006941 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000006941 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006941 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006941 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006941 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006941 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006941 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006942 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006942 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006942 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006942 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006942 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006942 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006942 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006942 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006942 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006942 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006942 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006942 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006942 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006942 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006942 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006942 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000006942 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006942 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006942 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006942 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006942 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006942 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006943 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006943 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006943 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006943 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006943 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006943 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006943 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006943 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006943 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006943 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006943 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006943 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006943 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006943 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006943 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006943 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000006943 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006943 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006943 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006943 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006943 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006943 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006944 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006944 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006944 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006944 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006944 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006944 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006944 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006944 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006944 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006944 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006944 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000006944 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006944 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006944 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000006944 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006944 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006944 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006944 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006944 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006944 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071434 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071434 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071434 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071434 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071434 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071434 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071434 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071434 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071434 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071434 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071434 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071434 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000071434 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000071434 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071434 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071434 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000071434 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071434 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.90%
C000071434 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071434 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071434 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071434 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071435 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071435 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071435 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071435 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071435 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071435 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071435 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071435 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071435 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071435 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071435 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071435 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000071435 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000071435 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071435 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071435 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000071435 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071435 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.90%
C000071435 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071435 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071435 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071435 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071436 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071436 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071436 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071436 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071436 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071436 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071436 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071436 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071436 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071436 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071436 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071436 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000071436 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000071436 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071436 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071436 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000071436 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071436 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.90%
C000071436 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071436 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071436 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000071437 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071437 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071437 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071437 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000071437 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071437 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071437 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071437 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071437 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000071437 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071437 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000071437 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000071437 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000071437 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000071437 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071437 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000071437 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000071437 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.90%
C000071437 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.20%
C000071437 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000071437 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071437 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000034485 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034485 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034485 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034485 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034485 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034485 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034485 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034485 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034485 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034485 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034485 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000034485 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000034485 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.80%
C000034485 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.60%
C000034485 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000034485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000034485 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000034485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.90%
C000034485 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.20%
C000034485 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000034485 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034485 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000142775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000142775 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[2]
C000142775 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[2]
C000142775 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[2]
C000142775 [Member] | Mini Russell 1000 Value Index Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)	[3]
C000142775 [Member] | Mini MSCI EAFE Index Future MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[3]
C000142775 [Member] | Mini Russell 1000 Growth Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)	[3]
C000142775 [Member] | Standard And Poor s 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[3]
C000142775 [Member] | Standard And Poor s 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[3]
C000142775 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[3]
C000142775 [Member] | Standard And Poor s 500 Index Option 4600 00 PUT SEP 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[3]
C000142775 [Member] | Standard And Poor s 500 Index Option 5450 00 PUT MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[3]
C000142775 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1],[4]
C000142775 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[1],[5]
C000142775 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[1]
C000142775 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[1]
C000142775 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[1]
C000142775 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000142775 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[1]
C000142775 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000142775 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(52.50%)
C000142776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000142776 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[7]
C000142776 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[7]
C000142776 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[7]
C000142776 [Member] | Mini Russell 1000 Value Index Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)	[8]
C000142776 [Member] | Mini MSCI EAFE Index Future MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[8]
C000142776 [Member] | Mini Russell 1000 Growth Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)	[8]
C000142776 [Member] | Standard And Poor s 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[8]
C000142776 [Member] | Standard And Poor s 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[8]
C000142776 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[8]
C000142776 [Member] | Standard And Poor s 500 Index Option 4600 00 PUT SEP 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[8]
C000142776 [Member] | Standard And Poor s 500 Index Option 5450 00 PUT MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[8]
C000142776 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[6],[9]
C000142776 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[6],[10]
C000142776 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[6]
C000142776 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[6]
C000142776 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[6]
C000142776 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000142776 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[6]
C000142776 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000142776 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(52.50%)
C000142777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000142777 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[12]
C000142777 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[12]
C000142777 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[12]
C000142777 [Member] | Mini Russell 1000 Value Index Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)	[13]
C000142777 [Member] | Mini MSCI EAFE Index Future MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[13]
C000142777 [Member] | Mini Russell 1000 Growth Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)	[13]
C000142777 [Member] | Standard And Poor s 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[13]
C000142777 [Member] | Standard And Poor s 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[13]
C000142777 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[13]
C000142777 [Member] | Standard And Poor s 500 Index Option 4600 00 PUT SEP 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[13]
C000142777 [Member] | Standard And Poor s 500 Index Option 5450 00 PUT MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[13]
C000142777 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[11],[14]
C000142777 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[11],[15]
C000142777 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[11]
C000142777 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[11]
C000142777 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[11]
C000142777 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000142777 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[11]
C000142777 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000142777 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(52.50%)
C000142778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000142778 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[17]
C000142778 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[17]
C000142778 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[17]
C000142778 [Member] | Mini Russell 1000 Value Index Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)	[18]
C000142778 [Member] | Mini MSCI EAFE Index Future MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[18]
C000142778 [Member] | Mini Russell 1000 Growth Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)	[18]
C000142778 [Member] | Standard And Poor s 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[18]
C000142778 [Member] | Standard And Poor s 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[18]
C000142778 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[18]
C000142778 [Member] | Standard And Poor s 500 Index Option 4600 00 PUT SEP 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[18]
C000142778 [Member] | Standard And Poor s 500 Index Option 5450 00 PUT MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[18]
C000142778 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[16],[19]
C000142778 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[16],[20]
C000142778 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[16]
C000142778 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[16]
C000142778 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[16]
C000142778 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[16]
C000142778 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[16]
C000142778 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000142778 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(52.50%)
C000142779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000142779 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[22]
C000142779 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[22]
C000142779 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[22]
C000142779 [Member] | Mini Russell 1000 Value Index Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)	[23]
C000142779 [Member] | Mini MSCI EAFE Index Future MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[23]
C000142779 [Member] | Mini Russell 1000 Growth Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)	[23]
C000142779 [Member] | Standard And Poor s 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[23]
C000142779 [Member] | Standard And Poor s 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[23]
C000142779 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[23]
C000142779 [Member] | Standard And Poor s 500 Index Option 4600 00 PUT SEP 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[23]
C000142779 [Member] | Standard And Poor s 500 Index Option 5450 00 PUT MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[23]
C000142779 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[21],[24]
C000142779 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[21],[25]
C000142779 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[21]
C000142779 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[21]
C000142779 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[21]
C000142779 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[21]
C000142779 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[21]
C000142779 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000142779 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(52.50%)
C000142780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000142780 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[27]
C000142780 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[27]
C000142780 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[27]
C000142780 [Member] | Mini Russell 1000 Value Index Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)	[28]
C000142780 [Member] | Mini MSCI EAFE Index Future MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[28]
C000142780 [Member] | Mini Russell 1000 Growth Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)	[28]
C000142780 [Member] | Standard And Poor s 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[28]
C000142780 [Member] | Standard And Poor s 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[28]
C000142780 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[28]
C000142780 [Member] | Standard And Poor s 500 Index Option 4600 00 PUT SEP 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[28]
C000142780 [Member] | Standard And Poor s 500 Index Option 5450 00 PUT MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[28]
C000142780 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[26],[29]
C000142780 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[26],[30]
C000142780 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[26]
C000142780 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[26]
C000142780 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[26]
C000142780 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[26]
C000142780 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[26]
C000142780 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000142780 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(52.50%)
C000142781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000142781 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[32]
C000142781 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[32]
C000142781 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[32]
C000142781 [Member] | Mini Russell 1000 Value Index Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)	[33]
C000142781 [Member] | Mini MSCI EAFE Index Future MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[33]
C000142781 [Member] | Mini Russell 1000 Growth Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)	[33]
C000142781 [Member] | Standard And Poor s 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[33]
C000142781 [Member] | Standard And Poor s 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[33]
C000142781 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[33]
C000142781 [Member] | Standard And Poor s 500 Index Option 4600 00 PUT SEP 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[33]
C000142781 [Member] | Standard And Poor s 500 Index Option 5450 00 PUT MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[33]
C000142781 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[31],[34]
C000142781 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[31],[35]
C000142781 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[31]
C000142781 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[31]
C000142781 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[31]
C000142781 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[31]
C000142781 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[31]
C000142781 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000142781 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(52.50%)
C000142782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
C000142782 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[37]
C000142782 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[37]
C000142782 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[37]
C000142782 [Member] | Mini Russell 1000 Value Index Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)	[38]
C000142782 [Member] | Mini MSCI EAFE Index Future MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[38]
C000142782 [Member] | Mini Russell 1000 Growth Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)	[38]
C000142782 [Member] | Standard And Poor s 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[38]
C000142782 [Member] | Standard And Poor s 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[38]
C000142782 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[38]
C000142782 [Member] | Standard And Poor s 500 Index Option 4600 00 PUT SEP 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[38]
C000142782 [Member] | Standard And Poor s 500 Index Option 5450 00 PUT MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[38]
C000142782 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[36],[39]
C000142782 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[36],[40]
C000142782 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[36]
C000142782 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[36]
C000142782 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[36]
C000142782 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[36]
C000142782 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[36]
C000142782 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000142782 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(52.50%)
C000195688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000195688 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[42]
C000195688 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[42]
C000195688 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%	[42]
C000195688 [Member] | Mini Russell 1000 Value Index Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.00%)	[43]
C000195688 [Member] | Mini MSCI EAFE Index Future MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)	[43]
C000195688 [Member] | Mini Russell 1000 Growth Future DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.10%)	[43]
C000195688 [Member] | Standard And Poor s 500 Index Option 4200 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[43]
C000195688 [Member] | Standard And Poor s 500 Index Option 4400 00 PUT DEC 20 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[43]
C000195688 [Member] | Standard And Poor s 500 Index Option 4900 00 PUT JUN 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[43]
C000195688 [Member] | Standard And Poor s 500 Index Option 4600 00 PUT SEP 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[43]
C000195688 [Member] | Standard And Poor s 500 Index Option 5450 00 PUT MAR 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[43]
C000195688 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[41],[44]
C000195688 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[41],[45]
C000195688 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[41]
C000195688 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)	[41]
C000195688 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[41]
C000195688 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[41]
C000195688 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%	[41]
C000195688 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000195688 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(52.50%)
C000160020 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000160020 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160020 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000160020 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160020 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160020 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160020 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160020 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160020 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160020 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000160020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000160020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000160020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160020 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160020 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160021 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000160021 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160021 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000160021 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160021 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160021 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160021 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160021 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160021 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160021 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000160021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000160021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000160021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160021 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160021 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160022 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000160022 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160022 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000160022 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160022 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160022 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160022 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160022 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160022 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160022 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160022 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000160022 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160022 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160022 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000160022 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160022 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000160022 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160022 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160022 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160022 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160022 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160022 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160023 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000160023 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160023 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000160023 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160023 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160023 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160023 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160023 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160023 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160023 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000160023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000160023 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000160023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160023 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160023 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160023 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160024 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000160024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000160024 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160024 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160024 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160024 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160024 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160024 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160024 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000160024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000160024 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000160024 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160024 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160024 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160024 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160024 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160024 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160025 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000160025 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160025 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000160025 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160025 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160025 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160025 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160025 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160025 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160025 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000160025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160025 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000160025 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000160025 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160025 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160025 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160025 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160025 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160026 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000160026 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000160026 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160026 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160026 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160026 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160026 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160026 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160026 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000160026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160026 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000160026 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000160026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160026 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160026 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160026 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160026 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160026 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160027 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000160027 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000160027 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160027 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160027 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160027 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160027 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160027 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160027 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160027 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000160027 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160027 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160027 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000160027 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160027 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000160027 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160027 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160027 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160027 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160027 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160027 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160028 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000160028 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000160028 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000160028 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000160028 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160028 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160028 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160028 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160028 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160028 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
C000160028 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160028 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160028 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000160028 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160028 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000160028 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160028 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160028 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160028 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160028 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160028 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160029 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160029 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160029 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160029 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Piedmont Office Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000160029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000160029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160029 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160029 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160029 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160030 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160030 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160030 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160030 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Piedmont Office Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000160030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000160030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160030 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160030 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160031 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160031 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160031 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160031 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Piedmont Office Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160031 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160031 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160031 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000160031 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000160031 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160031 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160031 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160031 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160031 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160031 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160031 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160032 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160032 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160032 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160032 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Piedmont Office Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160032 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160032 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160032 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000160032 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000160032 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160032 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160032 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160032 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160032 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160032 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160032 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160033 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160033 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160033 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160033 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Piedmont Office Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160033 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160033 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160033 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000160033 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000160033 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160033 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160033 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160033 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160033 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160033 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160033 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160034 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160034 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160034 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160034 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Piedmont Office Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000160034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000160034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160034 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160034 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160035 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160035 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160035 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160035 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Piedmont Office Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160035 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160035 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160035 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000160035 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000160035 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160035 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160035 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160035 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160035 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160035 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160035 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160036 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160036 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160036 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160036 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Piedmont Office Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000160036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000160036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160036 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160036 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160037 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160037 [Member] | Newell Brands Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160037 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160037 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Piedmont Office Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000160037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000160037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000160037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000160037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000160037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160037 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160037 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160038 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160038 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160038 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160038 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160038 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160038 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160038 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160038 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160038 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160038 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000160038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000160038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160038 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000160039 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160039 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160039 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160039 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160039 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160039 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160039 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160039 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160039 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160039 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160039 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160039 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160039 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160039 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000160039 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000160039 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160039 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160039 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160039 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160039 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160039 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160039 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160039 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000160040 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160040 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160040 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160040 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160040 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160040 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160040 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160040 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160040 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160040 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000160040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000160040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160040 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160040 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000160041 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160041 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160041 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160041 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160041 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160041 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160041 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160041 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160041 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160041 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000160041 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000160041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160041 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160041 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160041 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000160042 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160042 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160042 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160042 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160042 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160042 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160042 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160042 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160042 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160042 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000160042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000160042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160042 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160042 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000160043 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160043 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160043 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160043 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160043 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160043 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160043 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160043 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160043 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160043 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000160043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000160043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160043 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160043 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000160044 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160044 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160044 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160044 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160044 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160044 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160044 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160044 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160044 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160044 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000160044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000160044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160044 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000160045 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160045 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160045 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160045 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160045 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160045 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160045 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160045 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160045 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160045 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000160045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000160045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160045 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160045 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000160046 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160046 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160046 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160046 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160046 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000160046 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160046 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160046 [Member] | T Mobile USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160046 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160046 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000160046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000160046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000160046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000160046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000160046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000160046 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000160046 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000172715 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172715 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172715 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172715 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172715 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172715 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000172715 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172715 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172715 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172715 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000172715 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000172715 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172715 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000172715 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000172715 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172715 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172715 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000172715 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000172716 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172716 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172716 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172716 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172716 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172716 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000172716 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172716 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172716 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172716 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000172716 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000172716 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172716 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000172716 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000172716 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172716 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172716 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000172716 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000172717 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172717 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172717 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172717 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172717 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172717 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000172717 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172717 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172717 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172717 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000172717 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000172717 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172717 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000172717 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000172717 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172717 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172717 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000172717 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000172718 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172718 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172718 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172718 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172718 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172718 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000172718 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172718 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172718 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000172718 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000172718 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172718 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000172718 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000172718 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172718 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000172718 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000172719 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172719 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172719 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172719 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172719 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000172719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000172719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000172719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000172719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000172719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172719 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000172719 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000172720 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172720 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172720 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172720 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172720 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000172720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000172720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000172720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000172720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000172720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172720 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000172720 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000172721 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172721 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172721 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172721 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172721 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000172721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172721 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000172721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000172721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172721 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000172721 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000172721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172721 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000172721 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000172722 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172722 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172722 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172722 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172722 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172722 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000172722 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172722 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172722 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172722 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000172722 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000172722 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172722 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000172722 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000172722 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172722 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172722 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000172722 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000172723 [Member] | AppLovin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000172723 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000172723 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172723 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Datadog Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172723 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000172723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000172723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000172723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000172723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000172723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000172723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000172723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000172723 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000172723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000172723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000172723 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000172723 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000220109 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220109 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220109 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220109 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220109 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220109 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220109 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220109 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220109 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220109 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220109 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000220109 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.70%
C000220109 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000220109 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000220109 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.70%
C000220109 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	27.20%
C000220109 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000220109 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000220109 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220109 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000220109 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220109 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000220112 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220112 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220112 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220112 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220112 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220112 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220112 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220112 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220112 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220112 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220112 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000220112 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.70%
C000220112 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000220112 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000220112 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.70%
C000220112 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	27.20%
C000220112 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000220112 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000220112 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220112 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000220112 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220112 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000220111 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220111 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220111 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220111 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220111 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220111 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220111 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220111 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220111 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220111 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220111 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000220111 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.70%
C000220111 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000220111 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000220111 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.70%
C000220111 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	27.20%
C000220111 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000220111 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000220111 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220111 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000220111 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220111 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000220110 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220110 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220110 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220110 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220110 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220110 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220110 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220110 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220110 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220110 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220110 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000220110 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.70%
C000220110 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000220110 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000220110 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.70%
C000220110 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	27.20%
C000220110 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000220110 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000220110 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220110 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000220110 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220110 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000220113 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220113 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220113 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220113 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220113 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220113 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220113 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220113 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220113 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220113 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220113 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000220113 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.70%
C000220113 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000220113 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000220113 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.70%
C000220113 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	27.20%
C000220113 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000220113 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000220113 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220113 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000220113 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220113 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000220108 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220108 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220108 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220108 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220108 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220108 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220108 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220108 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220108 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220108 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220108 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000220108 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.70%
C000220108 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000220108 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000220108 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.70%
C000220108 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	27.20%
C000220108 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000220108 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000220108 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220108 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000220108 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220108 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000220107 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220107 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220107 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220107 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220107 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220107 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220107 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220107 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220107 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220107 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220107 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000220107 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.70%
C000220107 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000220107 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000220107 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.70%
C000220107 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	27.20%
C000220107 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000220107 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000220107 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220107 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000220107 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220107 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000220106 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220106 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220106 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000220106 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220106 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000220106 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220106 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220106 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220106 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220106 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220106 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000220106 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	14.70%
C000220106 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000220106 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.70%
C000220106 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.70%
C000220106 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	27.20%
C000220106 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000220106 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.70%
C000220106 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.50%
C000220106 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.90%
C000220106 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220106 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%

[1]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[2]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[3]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[4]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[5]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[6]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[7]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[8]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[9]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[10]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[11]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[12]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[13]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[14]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[15]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[16]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[17]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[18]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[19]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[20]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[21]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[22]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[23]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[24]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[25]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[26]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[27]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[28]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[29]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[30]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[31]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[32]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[33]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[34]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[35]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[36]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[37]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[38]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[39]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[40]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[41]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[42]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[43]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[44]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[45]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.